Share-based payments, Reconciliation of Outstanding RSUs (Details) - Restricted Share Units [Member]	6 Months Ended	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Jun. 30, 2023 shares
Number of RSUs [Abstract]
Outstanding at beginning of period (in shares)	3,623,867
Granted during the year (in shares)	3,229,589
Forfeited during the year (in shares)	(177,772)
Exercised during the period (in shares)	(104,559)
Outstanding at end of period (in dollars per share)	6,571,125	3,623,867
Exercisable at the end of period (in dollars per share)	0
Weighted average remaining contractual life of RSUs outstanding	3 years 3 months 3 days	4 years 6 months 18 days
Exercise price of RSUs (in dollars per share) | $ / shares	$ 0